CVC - INTANGIBLE ASSETS - Summary of Acquired Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 7,075,027			$ 7,075,027	$ 7,019,410
Accumulated Amortization	(2,240,390)			(2,008,573)	(666,766)
Net Carrying Amount	4,834,637			5,066,454	6,352,644
Amortization of intangible assets	231,817	$ 238,019	$ 10,316	1,341,807	653,410	$ 7,812
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,970,884			5,970,884	5,925,884
Accumulated Amortization	(1,603,142)			(1,409,021)	(580,276)
Net Carrying Amount	4,367,742			4,561,863	5,345,608
Amortizable intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	37,060			37,060	26,743
Accumulated Amortization	(12,972)			(10,978)	(3,093)
Net Carrying Amount	$ 24,088			$ 26,082	$ 23,650
Minimum | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	8 years			8 years
Minimum | Amortizable intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	1 year			1 year
Maximum | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	18 years			18 years
Maximum | Amortizable intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	15 years			15 years
Cablevision Systems Corporation And Subsidiaries
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount						97,261
Accumulated Amortization						(60,310)
Net Carrying Amount						36,951
Cablevision Systems Corporation And Subsidiaries | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount						39,414
Accumulated Amortization						(27,778)
Net Carrying Amount						11,636
Cablevision Systems Corporation And Subsidiaries | Amortizable intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount						57,847
Accumulated Amortization						(32,532)
Net Carrying Amount						$ 25,315
Cablevision Systems Corporation And Subsidiaries | Minimum | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life					8 years	10 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Amortizable intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life					1 year	3 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life					18 years	18 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Amortizable intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life					15 years	28 years